Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2023	2022
	$m	$m
Treasury bills and other eligible securities	20,504	18,364
Loans and advances to banks	13,636	10,198
Loans and advances to customers	27,490	27,627
Debt securities	88,367	60,542
Equity securities	40,280	26,902
Other	61,223	67,576
Assets pledged at 31 Dec	251,500	211,209

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2023	2022
	$m	$m
Trading assets	77,847	56,894
Financial investments	39,324	27,841
At 31 Dec	117,171	84,735

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	$m	$m
At 31 Dec 2023
Repurchase agreements	81,486	74,517
Securities lending agreements	46,663	3,826

At 31 Dec 2022
Repurchase agreements	52,604	48,501
Securities lending agreements	39,134	4,613
1 Excludes assets classified as held for sale